OTHER RELATED PARTY TRANSACTIONS (Details) - Schedule of Related Party Transactions - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related Party Loans	$ 0	$ 28,824	$ 106,830
Less discount	0	(17,151)	(30,913)
The 2018 Convertible Notes [Member]
Related Party Transaction [Line Items]
Less discount		(191,461)
Director [Member]
Related Party Transaction [Line Items]
Related Party Loans		0	0
Immediate Family Member of Management or Principal Owner [Member] | 2011 Notes [Member]
Related Party Transaction [Line Items]
Related Party Loans		0	35,000
Immediate Family Member of Management or Principal Owner [Member] | The 2018 Convertible Notes [Member]
Related Party Transaction [Line Items]
Related Party Loans	$ 0	45,975	40,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Loans		$ 0	$ 62,743